Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Certificates of deposit [Member]	Sep. 30, 2013 Recurring [Member]	Dec. 31, 2012 Recurring [Member]	Sep. 30, 2013 Recurring [Member] Certificates of deposit [Member]	Sep. 30, 2013 Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2012 Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Sep. 30, 2013 Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Certificates of deposit [Member]	Sep. 30, 2013 Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Sep. 30, 2013 Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Certificates of deposit [Member]	Sep. 30, 2013 Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Sep. 30, 2013 Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Certificates of deposit [Member]
Summary of assets measured at fair value on a recurring basis
Cash and cash equivalents				$ 38,693	$ 7,414		$ 38,693	$ 6,604			$ 810
Short-term investments	7,617	6,516	730		203	230					203	230
Total					$ 7,617			$ 6,604			$ 1,013